UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23586

RIVERNORTH FLEXIBLE MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below.

Investment Company Report

BNY MELLON STRATEGIC MUNICIPALS INC
Security	05588W108				Meeting Type	Annual
Ticker Symbol	LEO				Meeting Date	16-Jun-2021
ISIN	US05588W1080				Agenda	935422826 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Burton N. Wallack				Split	Split
2	Joan L. Gulley				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1P	RN FLEX MUNI INC FUND II	997RV1P	STATE STREET BANK & TRUST CO	157,512	0	15-Jun-2021	15-Jun-2021
BNY MELLON STRATEGIC MUNICIPAL BD FD INC
Security	09662E109				Meeting Type	Annual
Ticker Symbol	DSM				Meeting Date	16-Jun-2021
ISIN	US09662E1091				Agenda	935422840 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Joseph S. DiMartino				Split	Split
2	Alan H. Howard				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1P	RN FLEX MUNI INC FUND II	997RV1P	STATE STREET BANK & TRUST CO	198,669	0	15-Jun-2021	15-Jun-2021
BNY MELLON MUNICIPAL INCOME FUND INC
Security	05589T104				Meeting Type	Annual
Ticker Symbol	DMF				Meeting Date	16-Jun-2021
ISIN	US05589T1043				Agenda	935424666 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
1	Francine J. Bovich				Split	Split
2	Roslyn M. Watson				Split	Split
3	Gordon J. Davis				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1P	RN FLEX MUNI INC FUND II	997RV1P	STATE STREET BANK & TRUST CO	115,328	0	15-Jun-2021	15-Jun-2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Flexible Municipal Income Fund II, Inc.

/s/ Patrick W. Galley
By:	Patrick W. Galley
Title:	President and Chairman of the Board

Date:	August 27, 2021